Filed with the Securities and Exchange Commission on April 8, 2019

1933 Act Registration File No. 333-183956
1940 Act File No. 811-22748
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	13	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	15	[	X	]

(Check appropriate box or boxes.)

YCG Funds
(Exact Name of Registrant as Specified in Charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  512-505-2347

Mr. Peter Fetzer, Esq.
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 13 to the Registration Statement of YCG Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 12 on Form N-1A filed on March 26, 2019.  This PEA No. 13 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 12 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 13 meets all of the requirements for effectiveness under Rule 485(b) and the Registrant has duly caused this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Austin and State of Texas, on the 8th day of April, 2019.

YCG Funds By: /s/ Brian Yacktman Brian Yacktman President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 8th day of April, 2019.

	Signature	Title

	/s/ Brian Yacktman	President & Trustee
Brian Yacktman

	William Kruger*	Vice President, Treasurer and Trustee
William Kruger

	Rory McDonald*	Trustee
Rory McDonald

	Travis Oliphant*	Trustee
Travis Oliphant

	Cyril James Speirs*	Trustee
Cyril James Speirs

*By:	/s/ Brian Yacktman
Brian Yacktman, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE